UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                   MERCANTILE ALTERNATIVE STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                            Attn: Jennifer E. Vollmer
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5587

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS






MERCANTILE ALTERNATIVE
STRATEGIES FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2006

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
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INVESTMENT FUNDS                                                  COST           VALUE         % OF NET ASSETS
CREDIT TRADING
  Cohanzick Absolute Return Partners, L.P.                    $ 2,479,014     $ 2,630,598              5.14%
                                                              -----------     -----------      ------------
EVENT-DRIVEN
  Altima Global Special Situations Fund, L.P.                   1,250,000       1,416,062              2.77
  Centaurus Alpha Fund, L.P.                                    2,000,000       2,260,634              4.41
  Fir Tree Value Fund, L.P.                                     1,500,000       1,780,116              3.48
  LC Capital Partners, L.P.                                     1,647,224       2,836,988              5.54
  Perry Partners, L.P.                                          1,200,000       1,431,217              2.79
                                                              -----------     -----------      ------------
           Total Event-Driven                                   7,597,224       9,725,017             18.99
LONG/SHORT - HIGHLY HEDGED
  Criterion Institutional Partners, L.P.                        2,000,000       2,561,700              5.00
  Ivory Flagship Fund, L.P.                                     2,000,000       2,541,836              4.96
  Pennant Winward Fund, L.P.                                    1,600,000       1,844,333              3.60
  Triatto Partners, L.P.                                        1,500,000       1,560,555              3.05
                                                              -----------     -----------      ------------
           Total Long/Short - Highly Hedged                     7,100,000       8,508,424             16.61
LONG/SHORT - LONG BIASED
  Clovis Capital Partners Institutional, L.P.                   2,000,000       2,427,880              4.74
  KBW Small Cap Financial Services, L.P.                        2,000,000       2,507,793              4.90
  Rosehill Saisei Fund, L.P.                                    1,100,000       1,373,867              2.68
                                                              -----------     -----------      ------------
           Total Long/Short - Long Biased                       5,100,000       6,309,540             12.32
LONG/SHORT - VARIABLE EXPOSURE
  Amici Qualified Associates, L.P.                              1,800,000       1,985,871              3.88
  Apis Capital, L.P.                                            2,250,000       2,200,171              4.30
  CCM Small Cap Value Fund, L.P.                                1,127,969       1,449,244              2.83
  Delta Institutional, L.P.                                     1,328,352       2,975,222              5.81
  North Run Qualified Partners, L.P.                            2,000,000       2,228,194              4.35
  Rosehill Japan Fund, L.P.                                     1,000,000       1,026,381              2.00
  Savannah-Baltimore, L.P.                                      1,000,000       1,100,030              2.15
  Tracer Capital Partners QP, L.P.                              2,100,000       2,516,269              4.91
  Walker Smith Capital (QP), L.P.                               1,813,938       2,573,356              5.03
                                                              -----------     -----------      ------------
           Total Long/Short - Variable Exposure                14,420,259      18,054,738             35.26
MACRO
  Bridgewater Pure Alpha Fund Trading Company, Ltd.             2,000,000       2,219,506              4.33
  Petra Offshore Fund, L.P.                                     1,250,000       1,304,807              2.55
  Wexford Spectrum Fund, L.P.                                   1,500,000       1,652,372              3.23
                                                              -----------     -----------      ------------
           Total Macro                                          4,750,000       5,176,685             10.11
                                                              -----------     -----------      ------------
           Total Investments                                  $41,446,497     $50,405,002             98.43%
                                                              ===========     ===========      ============

* Percentages are based on net assets of $51,210,883. The aggregate cost of investments for tax purposes was
$41,446,497. Net unrealized appreciation on investments for tax purposes was $8,958,505 consisting of
$9,008,334 of gross unrealized appreciation and $49,829 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 98.43% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund, LLC


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: August 24, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: August 24, 2006


/s/ David L. Meyer
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David L. Meyer
Principal Financial Officer

Date: August 24, 2006